OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Oct. 31, 2023
OTHER CURRENT AND NON-CURRENT ASSETS
OTHER CURRENT AND NON-CURRENT ASSETS

NOTE 5 – OTHER CURRENT AND NON-CURRENT ASSETS

At October 31, 2023 and 2022, other current and non-current assets consisted of the following:

	October 31, 2023	October 31, 2022
Prepaid professional fees (1)	$—	$108,345
Recoverable VAT	38,641	33,553
Security deposit	17,716	24,251
Deferred tax assets	16,546	12,137
Other	34,605	10,749
Total	$107,508	$189,035

Current portion	$107,508	$168,957
Non-current portion	—	20,078
Total	$107,508	$189,035
(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.